USE OF ESTIMATES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
USE OF ESTIMATES

NOTE 3—USE OF ESTIMATES

The following is a discussion of our most significant changes in estimates, which impacted 2016, 2015 and 2014 segment operating income.

Year ended December 31, 2016

Segment operating income for 2016 was impacted by net favorable changes in cost estimates totaling approximately $91 million.

AEA—The segment was positively impacted by net favorable changes in estimates aggregating approximately $38 million, primarily due to:

•	successful execution and close-out improvements on the PB Litoral, Chevron Jack St Malo, EOG Sercan and Exxon Julia Subsea Tieback projects; and
•	productivity improvements and associated cost savings related to the DB 50 and the NO 102 marine campaigns undertaken in the Gulf of Mexico.

Included in the change was a reversal of a $7 million provision for liquidated damages, due to an agreed additional extension of the PB Litoral project completion date.

Those changes were partially offset by net unfavorable changes on multiple projects, none of which were individually material.

MEA—The segment was positively impacted by net favorable changes in estimates aggregating approximately $38 million, primarily due to productivity improvements and associated cost savings related to the DB 27 and the Intermac 406, both associated with Saudi Aramco projects, due to effective execution.

Those favorable changes in estimates were partially offset by:

•	marine equipment downtime due to unfavorable weather conditions on a project in Qatar; and
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a change in estimate at completion on the KJO Hout project, in the Neutral Zone, due to changes to our execution plan and increased costs associated with DB 27 vessel and subcontractor standby time, primarily due to work permit delays. This project is in an $8 million loss position and is expected to be complete in the second quarter of 2017.

ASA―The segment was positively impacted by net favorable changes in estimates aggregating approximately $15 million, primarily driven by:

•	efficient project execution including productivity improvements on our marine vessels and associated cost savings, and improved fabrication facility utilization;
•	favorable settlements with our vendors and sub-contractors; and
•	favorable agreements on outstanding change orders on active and completed projects.

Those net favorable changes were partially offset by a $31 million increase in our estimated costs at completion, as of December 31, 2016, on our Ichthys project in Australia. During January 2017, we identified a failure in supplier-provided subsea-pipe connector components previously installed on this project. As a result, we have determined our estimated costs at completion for the project, as a whole, will increase by $34 million, primarily due to: (1) offshore costs attributable to replacement of those failed components; (2) changes to our execution plan; and (3) incremental mobilization costs and costs attributable to inefficiencies of executing work out-of-sequence as a result of the revised execution plan. Due to uncertainties in the estimation process, we believe it is reasonably possible the completion costs could be further revised in the near term by an additional $10 million. Although this project could recognize these additional costs in 2017, we expect the project to remain in an overall profitable position.

Year ended December 31, 2015

Segment operating income for 2015 was impacted by net favorable changes in cost estimates totaling approximately $70 million.

AEA―The segment had net favorable changes in estimates aggregating approximately $27 million, primarily due to:

•	the extension of the PB Litoral project completion date, which resulted in a $12 million reversal of liquidated damages;
•	the Agile charter project, which provided $11 million of favorable changes due to (1) productivity improvements and (2) our cost reduction initiatives; and
•	other projects experienced net favorable changes in estimate of $4 million, which individually were not material.

MEA―The segment had net favorable changes in estimates aggregating approximately $20 million primarily due to:

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two Saudi Aramco projects were positively impacted by an aggregate $24 million related to: (1) productivity improvements and associated cost savings on the Intermac 406 vessel, which was working on the Abu Ali cable-lay project; and (2) offshore installation-related cost savings as well as reimbursement for standby cost incurred on the Manifa project; and

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the KJO Hout project in the Neutral Zone was positively impacted by $9 million due to a favorable discussion with the customer on reimbursement for vessel downtime and cost savings resulting from customer-approved design optimization;

Those net favorable changes were partly offset by a $20 million change in estimate to complete on the ADMA 4 GI project in the U.A.E. because of changes in our execution plan, increased costs associated with the DB 32 vessel demobilization and productivity related cost increases during hookup and pre-commissioning work. Other projects experienced net positive changes in estimate of $7 million, which individually were not material.

ASA―The segment had net favorable changes in estimates aggregating approximately $23 million primarily due to:

•	positive impact of $5 million benefit on the Ichthys project, due to project execution cost savings;
•	net positive changes in estimates of $4 million on the Gorgon MRU project due to close out improvements; and
•	net positive changes in estimate of $14 million on other multiple projects, which individually were not material.

Year ended December 31, 2014

Segment operating income for 2014 was impacted by changes in estimates relating to projects in each of our segments.

AEA―The segment was negatively impacted by net unfavorable changes in estimates aggregating $37 million associated with the following:

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on the PB Litoral project, an EPCI project in Mexico, we increased our estimated cost to complete by approximately $69 million, due to liquidated damages and extended project management costs arising from unexpected project delays and projected fabrication cost increases reflecting reduced productivity, and execution plan changes to mitigate further project delays, as well as procurement and marine installation cost increases;

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on the Jack St. Malo subsea project in the Gulf of Mexico, we increased our estimated cost to complete by approximately $6 million, primarily due to equipment downtime issues on the NO 102, our primary vessel working on the project, partially offset by project close-out savings on marine spread costs and increased cost recovery estimates based on positive developments from the ongoing negotiations with the customer. This project, which was in a loss position, was completed in 2014; and

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on a fabrication project in Morgan City, the BG Comp Module, completed during 2013, we reduced our cost recovery estimates by approximately $8 million, mainly based on an agreement in principle with the customer in 2014, which resulted in lower-than-anticipated recoveries.

Those negative impacts were partially offset by $40 million of project close-out improvements on the Papa Terra EPCI project in Brazil, which resulted from marine cost reductions upon completion of activities and increased recoveries due to successful developments from the ongoing approval process for additional weather-related compensation.

We also recognized $5 million of cost reductions on the Gulfstar marine installation project in the Gulf of Mexico, primarily due to project close-out improvements.

MEA―The segment was negatively impacted by net unfavorable changes aggregating about $4 million, primarily attributable to changes on the following:

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Safaniya Phase-2, a Saudi Aramco EPCI project, we increased our estimated cost at completion by approximately $23 million, net.  Increases of $43 million were primarily a result of vessel downtime due to weather and standby delays, and were partially offset by increased cost recovery estimates of approximately $20 million based on positive discussions with the customer during the fourth quarter of 2014;

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Safaniya Phase-1, another Saudi Aramco project, we increased our estimated cost to complete by $19 million, primarily as a result of increased cost estimates to complete the onshore scope. Although the project recognized a loss in 2013, it remains in an overall profitable position and is substantially complete; and

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the KJO Ratawi project, we increased our estimated costs to complete by approximately $12 million, to reflect cost overruns related to (1) the onshore work, which was substantially completed in July 2014, and (2) delays in completing the offshore work, due to delayed access to the project site, resulting in a revised execution plan. The revised execution plan included the costs of an incremental mobilization and reflected inefficiencies of executing out-of-sequence work. This project was completed in the third quarter of 2015.

These negative changes were partially offset by approximately $54 million due to increased cost recovery estimates on a completed pipelay project in the Caspian based on positive negotiations with the customer in 2014, in connection with the ongoing project close-out process.

ASA―The segment experienced net favorable changes aggregating approximately $52 million, primarily attributable to changes in estimates on following:

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changes in estimates on the Siakap subsea development project in Malaysia resulted in an improvement of approximately $34 million in 2014, primarily related to productivity improvements on our marine vessels and offshore support activities, as well as the favorable resolution of cost contingencies relating to offshore performance risks;

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the BSP Champion marine installation project in Brunei, a reduction in estimated cost to complete due to productivity improvements on marine vessels and offshore support activities resulted in project savings of approximately $12 million;

•	the Dai Hung SURF and Macedon projects, insurance claim collection and final project close-out adjustments resulted in an additional recovery of approximately $10 million in 2014; and
•	completion of Sepat FEED and Esso KTT projects resulted in project close-out savings of approximately $6 million.

These positive changes were partially offset by a negative change in estimate of $11 million on the Ichthys project in Australia, primarily due to lower than expected fabrication productivity, increase in procurement costs as well as an increase in marine costs primarily due to changes in marine asset utilization.